SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Net revenues	$ 3,721,618	$ 0	$ 3,834	$ 0
Net loss	779,218	(103,039)	(1,507,571)	(875,007)
Net cash provided by operating activities	686,896	(87,019)	(471,808)	(508,322)
Net cash used in investing activities	800,529	0	(78,466)	0
Net cash provided by financing activities	$ (1,365,243)	$ 79,522	506,476	$ 60,918
Butterfly Effect Media [Member]
Net revenues			0
Net loss			(29,163)
Net cash provided by operating activities			29,022
Net cash used in investing activities			0
Net cash provided by financing activities			0
Effects of exchange rate changes			$ (141)